Related Party Balances and Transactions - Loan from related party (Details) - Beijing Changxing Information Technology Co., Ltd ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Loan from related party	¥ 25,799
Interest rate	15.00%